Segment Reporting - Schedule of non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Total non-current assets	$ 320,350	$ 224,962	$ 147,903
Belgium
Segment reporting
Total non-current assets	303,026	209,758	138,252
United States
Segment reporting
Total non-current assets	9,235	11,557	6,219
Japan
Segment reporting
Total non-current assets	1,916	2,242	2,971
Rest of the World
Segment reporting
Total non-current assets	$ 6,173	$ 1,405	$ 461